Sales - Trade receivables - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue [abstract]
Proceeds from the sale of receivables	€ 640	€ 690	€ 615